                                RETAIL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                        Supplement dated October 5, 2005
        to the Statement of Additional Information dated April 29, 2005 as supplemented May 12, 2005, July 1, 2005 and September 28, 2005

The following information replaces in its entirety the second paragraph appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES, OTHER SERVICE PROVIDERS - TRANSFER AGENT" in the Statement of Additional Information:

         "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, P, R, AIM Cash Reserves and Investor Class Shares, the TA Agreement provides that the Trust on the behalf of the Funds will pay AIS at a rate of $21.60 per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month."


The following information replaces in its entirety the last paragraph appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - PURCHASES OF CLASS A SHARES AT NET ASSET VALUE" in the Statement of Additional Information:

         "In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

         o        the reinvestment of dividends and distributions from a Fund;

         o        exchanges of shares of certain Funds;

         o the purchase of shares in connection with the repayment of a retirement plan loan administered by AIM Investment Services, Inc., or

         o        a merger, consolidation or acquisition of assets of a Fund."

Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                                 TRUSTEE
"NAME, YEAR OF BIRTH AND         AND/OR                                                                     OTHER
POSITION(S) HELD WITH THE        OFFICER                                                             TRUSTEESHIP(S) HELD
         TRUST                    SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                  BY TRUSTEE
---------------------------      -------     -------------------------------------------             -------------------
INDEPENDENT TRUSTEES

Raymond Stickel, Jr. - 1944       2005       Retired                                                 None"
Trustee                                      Formerly:  Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.

                            INSTITUTIONAL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                        Supplement dated October 5, 2005
        to the Statement of Additional Information dated April 29, 2005 as supplemented May 12, 2005, July 1, 2005 and September 28, 2005

Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                                 TRUSTEE
"NAME, YEAR OF BIRTH AND         AND/OR                                                                     OTHER
POSITION(S) HELD WITH THE        OFFICER                                                             TRUSTEESHIP(S) HELD
          TRUST                   SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 BY TRUSTEE
---------------------------      -------     -------------------------------------------             -------------------
INDEPENDENT TRUSTEES

Raymond Stickel, Jr. - 1944         2005     Retired                                                 None"
Trustee                                      Formerly:  Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.